Operating costs	6 Months Ended
Jun. 30, 2026
Operating costs
Operating costs

18. Operating costs

	For the three months		For the six months
	ended June 30,		ended June 30,
	2026	2025	2026	2025
Staff costs (note 19)	221,601	44,496	441,014	145,538
Depreciation (notes 8/9)	25,226	2,118	35,046	4,236
External research and development cost	11,587	68,492	20,981	101,075
Patent maintenance and registration costs	15,540	53,865	29,580	97,119
Professional fees	237,532	320,253	355,873	622,635
D&O insurance	37,027	47,207	74,056	91,857
Fair value services received at zero costs	9,948	34,505	17,639	105,560
Other operating costs	96,839	198,337	168,629	278,570
Total operating costs	655,300	769,273	1,142,818	1,446,590

The evolution of the total operating costs is mainly driven by staff costs and professional fees.

During the six-month period ended June 30, 2026, total operating costs decreased by CHF 0.3 million compared to the same period ended June 30, 2025, primarily due to lower professional fees of CHF 0.3 million, reduced external research and development and patent costs of CHF 0.2 million, decreased services received at zero costs valued at CHF 0.1 million, partially offset by higher staff costs of CHF 0.3 million.

During the three-month period ended June 30, 2026, total operating costs decreased by CHF 0.1 million compared to the same period ended June 30, 2025, primarily due to lower professional fees of CHF 0.1 million, reduced external research and development and patent costs of CHF 0.1 million, partially offset by higher staff costs of CHF 0.2 million.